Columbia Flexible Capital Income Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 41.7%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	515,000	10,248,500
Verizon Communications, Inc.	225,000	9,400,500
Total		19,649,000
Media 0.5%
Comcast Corp., Class A	155,000	6,133,350
Total Communication Services		25,782,350
Consumer Discretionary 2.7%
Broadline Retail 0.7%
Macy’s, Inc.	550,000	8,563,500
Hotels, Restaurants & Leisure 0.6%
Darden Restaurants, Inc.	42,500	6,721,375
Household Durables 0.3%
Newell Brands, Inc.	575,000	4,076,750
Specialty Retail 1.1%
Best Buy Co., Inc.	77,500	7,781,000
Home Depot, Inc. (The)	17,000	6,264,500
Total		14,045,500
Total Consumer Discretionary		33,407,125
Consumer Staples 3.3%
Consumer Staples Distribution & Retail 0.5%
Target Corp.	40,000	6,144,800
Food Products 1.2%
Kellanova	75,000	6,045,750
Kraft Heinz Co. (The)	265,000	9,388,950
Total		15,434,700
Personal Care Products 0.6%
Kenvue, Inc.	335,000	7,353,250
Tobacco 1.0%
Philip Morris International, Inc.	100,000	12,329,000
Total Consumer Staples		41,261,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	85,000	12,575,750
Diamondback Energy, Inc.	32,500	6,341,075
EOG Resources, Inc.	47,500	6,118,950
Exxon Mobil Corp.	155,000	18,280,700
Total		43,316,475
Total Energy		43,316,475
Financials 6.3%
Banks 1.8%
JPMorgan Chase & Co.	42,500	9,554,000
M&T Bank Corp.	72,500	12,477,975
Total		22,031,975
Capital Markets 2.9%
Ares Capital Corp.	575,000	12,121,000
Blackstone Secured Lending Fund	385,000	11,607,750
Morgan Stanley	120,000	12,433,200
Total		36,161,950
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	530,540
Insurance 0.8%
MetLife, Inc.	125,000	9,685,000
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Starwood Property Trust, Inc.	475,000	9,899,000
Total Financials		78,308,465
Health Care 5.7%
Biotechnology 2.0%
AbbVie, Inc.	62,500	12,269,375
Amgen, Inc.	37,500	12,518,625
Total		24,788,000
Health Care Equipment & Supplies 0.8%
Medtronic PLC	112,500	9,965,250
Health Care Providers & Services 0.5%
CVS Health Corp.	110,000	6,296,400

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	215,000	10,739,250
Merck & Co., Inc.	80,000	9,476,000
Pfizer, Inc.	325,000	9,428,250
Total		29,643,500
Total Health Care		70,693,150
Industrials 3.7%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	17,500	9,941,750
RTX Corp.	50,000	6,167,000
Total		16,108,750
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	82,500	10,605,375
Ground Transportation 0.6%
Union Pacific Corp.	27,500	7,042,475
Machinery 1.0%
AGCO Corp.	55,000	5,007,200
Stanley Black & Decker, Inc.	70,000	7,165,200
Total		12,172,400
Total Industrials		45,929,000
Information Technology 6.1%
Communications Equipment 0.8%
Cisco Systems, Inc.	190,000	9,602,600
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	250,000	10,462,500
IT Services 1.3%
International Business Machines Corp.	77,500	15,665,075
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc.	35,000	5,698,700
QUALCOMM, Inc.	30,000	5,259,000
Texas Instruments, Inc.	60,000	12,860,400
Total		23,818,100
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co.	350,000	6,779,500
HP, Inc.	250,000	9,045,000
Total		15,824,500
Total Information Technology		75,372,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.2%
Dow, Inc.	175,000	9,376,500
Nutrien Ltd.	115,000	5,568,300
Total		14,944,800
Containers & Packaging 0.5%
International Paper Co.	140,000	6,778,800
Total Materials		21,723,600
Real Estate 3.8%
Industrial REITs 0.5%
Prologis, Inc.	50,000	6,391,000
Office REITs 0.5%
BXP, Inc.	85,000	6,393,700
Residential REITs 0.7%
Invitation Homes, Inc.	225,000	8,289,000
Retail REITs 1.1%
Realty Income Corp.	107,500	6,676,825
Simon Property Group, Inc.	40,000	6,694,000
Total		13,370,825
Specialized REITs 1.0%
American Tower Corp.	27,500	6,161,650
VICI Properties, Inc.	200,000	6,696,000
Total		12,857,650
Total Real Estate		47,302,175
Utilities 2.8%
Electric Utilities 1.3%
Duke Energy Corp.	55,000	6,267,250
Entergy Corp.	52,500	6,336,225
FirstEnergy Corp.	75,000	3,294,000
Total		15,897,475
Gas Utilities 1.0%
Spire, Inc.	97,501	6,432,108
UGI Corp.	260,000	6,476,600
Total		12,908,708
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
DTE Energy Co.	50,000	6,251,000
Total Utilities		35,057,183
Total Common Stocks (Cost $420,315,367)		518,154,048

Convertible Bonds 15.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Rocket Lab USA, Inc.(d)
02/01/2029	4.250%	4,000,000	5,842,500
Airlines 0.4%
American Airlines Group, Inc.
07/01/2025	6.500%	5,000,000	5,092,500
Automotive 0.6%
Rivian Automotive, Inc.
03/15/2029	4.625%	7,000,000	7,083,125
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	17,833,333	11,102,829
Consumer Products 0.5%
Beauty Health Co. (The)(d)
10/01/2026	1.250%	7,500,000	6,168,740
Diversified Manufacturing 1.0%
Bloom Energy Corp.
06/01/2028	3.000%	6,500,000	6,238,700
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,500,000	5,813,500
Total			12,052,200
Electric 2.5%
Duke Energy Corp.
04/15/2026	4.125%	6,000,000	6,306,000
FirstEnergy Corp.
05/01/2026	4.000%	6,000,000	6,231,484
PG&E Corp.(d)
12/01/2027	4.250%	9,000,000	9,603,000
WEC Energy Group, Inc.(d)
06/01/2029	4.375%	8,500,000	9,235,250
Total			31,375,734
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
Bread Financial Holdings, Inc.
06/15/2028	4.250%	3,800,000	6,260,500
Healthcare REIT 0.5%
Welltower OP LLC(d)
07/15/2029	3.125%	6,000,000	6,600,000
Leisure 1.0%
Carnival Corp.
12/01/2027	5.750%	4,200,000	6,272,700
NCL Corp., Ltd.
02/15/2027	2.500%	6,500,000	6,188,000
Total			12,460,700
Media and Entertainment 0.5%
fuboTV, Inc.
02/15/2026	3.250%	9,000,000	6,828,300
Other Financial Institutions 0.5%
RWT Holdings, Inc.
10/01/2025	5.750%	6,500,000	6,370,000
Other REIT 1.6%
PennyMac Corp.
03/15/2026	5.500%	12,000,000	11,580,000
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	1,980,000
Starwood Property Trust, Inc.
07/15/2027	6.750%	5,500,000	5,905,978
Total			19,465,978
Pharmaceuticals 1.2%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	11,500,000	9,550,750
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,700,000	5,805,670
Total			15,356,420
Retailers 0.5%
Farfetch Ltd.(e)
05/01/2027	0.000%	8,300,000	83,000
Wayfair, Inc.
09/15/2027	3.250%	6,000,000	6,277,800
Total			6,360,800
Technology 1.9%
CSG Systems International, Inc.(d)
09/15/2028	3.875%	6,152,000	6,032,036

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Infinera Corp.
08/01/2028	3.750%	5,500,000	6,116,000
Progress Software Corp.(d)
03/01/2030	3.500%	6,000,000	6,447,000
Western Digital Corp.(d)
11/15/2028	3.000%	3,500,000	5,033,000
Total			23,628,036
Transportation Services 0.8%
Air Transport Services Group, Inc.
08/15/2029	3.875%	10,200,000	9,443,160
Total Convertible Bonds (Cost $191,581,676)			191,491,522

Convertible Preferred Stocks 4.3%
Issuer		Shares	Value ($)
Financials 2.2%
Banks 1.0%
Bank of America Corp.(f)	7.250%	10,000	12,473,000
Capital Markets 0.3%
AMG Capital Trust II	5.150%	72,500	3,901,950
Financial Services 0.9%
Apollo Global Management, Inc.	6.750%	185,000	11,730,850
Total Financials			28,105,800
Industrials 0.5%
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	125,000	6,206,250
Total Industrials			6,206,250
Materials 0.6%
Chemicals 0.6%
Albemarle Corp.	7.250%	165,000	7,047,150
Total Materials			7,047,150
Utilities 1.0%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.926%	200,000	9,206,000
NextEra Energy, Inc.	7.299%	65,000	3,468,869
Total			12,674,869
Total Utilities			12,674,869
Total Convertible Preferred Stocks (Cost $52,256,923)			54,034,069

Corporate Bonds & Notes 36.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)(d)
05/01/2054	6.858%	5,500,000	5,922,634
United Technologies Corp.
06/01/2042	4.500%	7,100,000	6,427,265
Total			12,349,899
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,038,006
Banking 0.5%
JPMorgan Chase & Co.(g)
04/22/2052	3.328%	8,500,000	6,342,348
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,200,000	6,472,446
Cable and Satellite 0.7%
Comcast Corp.
08/15/2025	3.375%	6,000,000	5,925,916
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	2,262,734
Total			8,188,650
Chemicals 1.7%
INEOS Finance PLC(d)
04/15/2029	7.500%	6,000,000	6,208,133
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	7,000,000	6,491,207
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,000,000	8,462,393
Total			21,161,733
Construction Machinery 0.4%
PECF USS Intermediate Holding III Corp.(d)
11/15/2029	8.000%	12,500,000	4,538,476
Consumer Products 1.6%
Mattel, Inc.(d)
04/01/2029	3.750%	2,400,000	2,282,554
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,800,398
11/01/2041	5.450%	1,100,000	1,029,719
Newell Brands, Inc.(g)
04/01/2036	6.875%	4,200,000	3,997,608
Newell Brands, Inc.
04/01/2046	7.000%	4,500,000	3,889,422
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	5,564,903
Total			19,564,604
Electric 2.7%
DTE Energy Co.
11/01/2024	4.220%	6,500,000	6,483,776
Duke Energy Corp.(g)
09/01/2054	6.450%	6,100,000	6,239,637
Entergy Corp.(g)
12/01/2054	7.125%	9,000,000	9,161,156
FirstEnergy Corp.
03/01/2050	3.400%	4,500,000	3,178,370
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,500,000	9,149,987
Total			34,212,926
Food and Beverage 1.6%
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	11,029,000	10,895,017
United Natural Foods, Inc.(d)
10/15/2028	6.750%	9,820,000	9,222,110
Total			20,117,127
Gaming 1.0%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,000,000	11,884,729
Health Care 2.0%
CVS Health Corp.
07/20/2045	5.125%	6,500,000	5,863,580
Quotient Ltd.(a),(c),(d),(h)
04/15/2030	12.000%	1,851,279	1,795,741
Star Parent, Inc.(d)
10/01/2030	9.000%	5,500,000	5,903,322
Tenet Healthcare Corp.
10/01/2028	6.125%	11,000,000	11,043,922
Total			24,606,565
Independent Energy 2.4%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	12,000,000	11,964,066
Occidental Petroleum Corp.
07/15/2044	4.500%	10,400,000	8,404,986
04/15/2046	4.400%	12,200,000	9,988,268
Total			30,357,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 1.4%
Carnival Corp.(d)
05/01/2029	6.000%	9,000,000	9,041,442
NCL Corp., Ltd.(d)
02/15/2029	7.750%	7,800,000	8,314,283
Total			17,355,725
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	6,500,000	6,253,640
Media and Entertainment 2.8%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	13,500,000	11,777,148
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,083,111
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	16,000,000	10,646,539
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,000,000	5,972,787
Total			34,479,585
Oil Field Services 2.0%
Nabors Industries Ltd.(d)
01/15/2028	7.500%	6,231,000	6,116,699
Nabors Industries, Inc.(d)
08/15/2031	8.875%	6,200,000	6,216,366
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	6,000,000	6,172,047
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	5,689,000	5,895,529
Total			24,400,641
Other Financial Institutions —%
WeWork Companies US LLC(a),(c),(d),(i)
08/15/2027	0.000%	6,975,000	0
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,000,000	5,947,716
Packaging 1.1%
ARD Finance SA(d),(h)
06/30/2027	6.500%	8,754,310	2,020,010
Mauser Packaging Solutions Holding Co.(d)
04/15/2027	9.250%	11,500,000	11,690,437
Total			13,710,447

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.9%
1375209 BC Ltd.(d)
01/30/2028	9.000%	1,957,000	1,901,107
Amgen, Inc.
03/02/2025	5.250%	6,000,000	6,000,544
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	3,218,189
Merck & Co., Inc.
05/17/2053	5.000%	6,300,000	6,199,297
Organon & Co./Foreign Debt Co-Issuer BV(d)
05/15/2034	7.875%	4,700,000	4,960,269
Organon Finance 1 LLC(d)
04/30/2031	5.125%	1,167,000	1,091,866
Total			23,371,272
Property & Casualty 0.5%
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	6,000,000	6,250,434
Restaurants 0.9%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,000,000	11,640,514
Retailers 1.9%
Academy Ltd.(d)
11/15/2027	6.000%	6,333,000	6,320,360
Hanesbrands, Inc.(d)
02/15/2031	9.000%	5,500,000	5,912,979
L Brands, Inc.(d)
10/01/2030	6.625%	6,000,000	6,077,189
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	5,812,126
Total			24,122,654
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,647,083
Technology 5.3%
Broadcom, Inc.(d)
02/15/2041	3.500%	7,700,000	6,152,086
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,000,000	6,039,105
Consensus Cloud Solutions, Inc.(d)
10/15/2026	6.000%	6,000,000	5,916,244
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	12,500,000	11,956,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	12,155,000	12,137,852
NortonLifeLock, Inc.(d)
09/30/2027	6.750%	6,000,000	6,153,467
Picard Midco, Inc.(d)
03/31/2029	6.500%	6,000,000	5,918,618
Rocket Software, Inc.(d)
02/15/2029	6.500%	13,325,000	12,169,836
Total			66,443,474
Transportation Services 1.0%
Hertz Corp. (The)(d)
07/15/2029	12.625%	5,900,000	6,295,831
XPO, Inc.(d)
06/01/2028	6.250%	6,000,000	6,133,030
Total			12,428,861
Total Corporate Bonds & Notes (Cost $483,500,522)			457,886,875

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(g)
10/30/2040	11.887%	200,000	5,934,000
Total Preferred Debt (Cost $5,262,418)			5,934,000

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	24,163	0
Quotient Ltd.(a),(b),(c) 07/06/2027	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, August 31, 2024 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(j),(k)	3,352,411	3,351,741
Total Money Market Funds (Cost $3,351,406)		3,351,741
Total Investments in Securities (Cost: $1,156,268,312)		1,230,852,255
Other Assets & Liabilities, Net		12,648,557
Net Assets		1,243,500,812
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $2,326,281, which represents 0.19% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $376,401,317, which represents 30.27% of total net assets.

(e)	Represents a security in default.
(f)	Perpetual security with no specified maturity date.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	2,326,943	81,412,910	(80,388,214)	102	3,351,741	(235)	144,319	3,352,411
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Flexible Capital Income Fund  | 2024

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1QT148_05_P01_(10/24)